Leases and Other Commitments (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Capital Leased Assets, Number of Units	39		39
Description of Lessee Leasing Arrangements, Capital Leases			20
Capital Lease Obligations, Current	$ 1,300		$ 1,300		$ 1,000
Lease financing obligations	56,807		56,807		53,232
Deferred Gain on Sale of Property	2,200		2,200
Capital Leases, Future Minimum Payments, Annual, Due in Next Five Years	5,800		5,800
Operating Leases, Rent Expense, Net	18,300	$ 15,700	36,000	$ 31,600
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Remaining 2016	2,869		2,869
2017	5,647		5,647
2018	5,672		5,672
2019	5,780		5,780
2020	5,971		5,971
2021 and thereafter	74,166		74,166
Total minimum lease payments	100,105		100,105
Less amount that represents interest	44,110		44,110		$ 44,100
Present value of net minimum capital lease payments	55,995		55,995
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Remaining 2016	28,715		28,715
2017	53,376		53,376
2018	50,036		50,036
2019	44,942		44,942
2020	40,754		40,754
2021 and thereafter	342,036		342,036
Operating Leases, Future Minimum Payments Due	559,859		$ 559,859
El Paso Office Building [Member]
Other Commitments [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases			10
Office Building, Tempe [Member]
Other Commitments [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases			11
Sulfuric Acid Regeneration Units [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due	$ 15,700		$ 15,700
Minimum [Member]
Other Commitments [Line Items]
Discount Rate, Capital Leases	3.24%		3.24%
Maximum [Member]
Other Commitments [Line Items]
Discount Rate, Capital Leases	10.51%		10.51%